Balance Sheet Components (Inventory) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Balance Sheet Components [Abstract]
Raw materials	$ 2,629	$ 4,668	$ 4,305
Finished goods	16,752	3,066	1,358
Inventories	$ 19,381	$ 7,734	$ 5,663